COMMITMENTS AND CONTINGENCIES (Details)					1 Months Ended	4 Months Ended	9 Months Ended
	Dec. 09, 2021 $ / shares shares	Dec. 09, 2021 $ / shares shares	Dec. 06, 2021 $ / shares shares	Dec. 01, 2021 item	Oct. 31, 2021 item shares	Dec. 31, 2021 item $ / shares shares	Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item				1		1
Period of time underwriters may make demand for additional securities				5 years		5 years
Purchase price, per unit | $ / shares						$ 10.10
Restrictions on transfer period of time after business combination completion						1 day	1 year
Percent of cash fee paid to underwriters for miscellaneous services						3.5	3.5
Percent of cash fee paid to underwriters for introducing the target company						1.0	1.0
Period of time cash fee must be paid to underwriters						60 days	60 days
Sponsor[Member]
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item				2		2
Period of time sponsors may exercise registration rights				3 months		3 months
Purchase price, per unit | $ / shares			$ 10.00			$ 10.00
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item					1	1
Period of time sponsors may exercise registration rights			45 days
Number of units issued | shares	20,700,000	2,700,000	2,700,000			2,700,000
Purchase price, per unit | $ / shares	$ 10.00	$ 10.00
Founder Shares
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares					180,000	180,000
Restrictions on transfer period of time after business combination completion					30 days	30 days
Piggy-Back Option
COMMITMENTS AND CONTINGENCIES
Period of time underwriters may make demand for additional securities				7 years		7 years
Piggy-Back Option | Minimum
COMMITMENTS AND CONTINGENCIES
Period of time underwriters may make demand for additional securities					5 years	5 years
Piggy-Back Option | Maximum
COMMITMENTS AND CONTINGENCIES
Period of time underwriters may make demand for additional securities					7 years	7 years